Unearned Revenue	12 Months Ended
Aug. 31, 2019
Unearned Revenue [Abstract]
Unearned Revenue
12.	Unearned Revenue

On May 14, 2016, the Company entered into a licensing agreement (the “Licensing Agreement”) with an arm’s length party (the “Licensee”) allowing the Licensee, for a two-year period, to utilize the Company’s Technology to create, test, manufacture, and sell marijuana-infused consumable and/or topical products, in the state of Colorado, with an option of extending the terms of the Licensing Agreement to Washington, Oregon, and California (the “Territorial License”). In addition to the granting of the license, the Company is required to provide support services to the Licensee in connection with the use of the Company’s Technology during the term of the Licensing Agreement.

The Company determined that the provision of the support services were a separate deliverable under the licensing agreement. Accordingly, the Company recognized revenue on a pro-rated basis over the term of the Licensing agreement. The Company has since determined that the support services form an insignificant portion of the licensing contract as they are primarily completed prior to delivery of the technology and that delivery of the license is complete when the Technology is transferred to the Licensee. During the year ended August 31, 2019, the Company recognized $Nil (2018 $17,083) (Note 14), of unearned revenue.

	August 31 2019 $	August 31 2018 $
Balance – Beginning	—	17,083
Earned revenue (Note 15)	—	(17,083)
Balance – Ending	—	—